FORM 13F HOLDINGS REPORT

13F-HR
06/30/03
FRANCIS M. REPS
0001073402
7j@eeabd
REPS FRANCIS M.
NONE
1

FRAN YOUNGER
(805) 545-7712
MOMYOUNGER@aol.com

13F-HR
Form 13F Holdings Report

UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C. 20549

	FORM 13F

	FORM 13F COVER PAGE








Report for the Calendar Year or Quarter Ended: June 30, 2003



Check here if amendment [ ]; Amendment Number
This amendment (check only one): [ ] is a restatement
                               [ ] adds new holdings entries

Institutional Investment manager filing this Report:

Name:		Francis M. Reps, Investment Advisor
Address: 	1201 Easy Street
		Wickenburg, AZ  85390

13F file Number: 28-7362

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Fran Younger
Title:	Assistant
Phone:	805-545-7712

Signature, place and date of Signing:

Fran Younger      San Luis Obispo, CA    November 4, 2002

Report type (check only one):

[X] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of other managers Reporting for this manager

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F HOLDINGS REPORT

















Report Summary

Number of Other Included Managers	0

Form 13F Table Entry Total	1

Form 13F Table Information Value Total	$99,254,119.75




NAME OF ISSUER		TITLE OF CLASS	CUSIP		VALUE	SHARES/	SH/PRN	INVSTMT	OTHER 	VOTING AUTHORITY

							(X$1000)		PRN AM		DSCRETN	MANAGRS
	SOLE/SHARED/NONE



COMPUTER ASSOC.		COM		204912109	  334	 15000	SH	SOLE	        15000
ENERPLUS RESOURCES     COM            29274D604       17894   770000  SH	SOLE	       770000
HEWLETT PACKARD CPQ.	COM		428236103         672   31625	SH	SOLE		31625
KROEGER			COM		501044101	  417	 25000	SH	SOLE	        25000
NEWMONT MINING		COM		651639106	 9574   294975 SH 	SOLE	       294975
PERMIAN BASIN		COM		714236106	27600  3750000	SH	SOLE	      3750000
PUTNAM ADVISORS		COM		746909100	  244	 38286	SH	SOLE		38286
SAN JUAN ROYALTY TRUST	COM		798241105	42541  2370000	SH	SOLE	      2370000
TRANSOCEAN INC.		COM		G90078109	  219	 10000	SH	SOLE	       219000










3